Aquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Acquisition Table [Abstract]
Schedule of fair value of identifiable assets acquired
Fair Value of Identifiable Assets Acquired:
Inventory	$33
Property and Equipment	34,099
Intangible - Customer List	2,253,690
$2,937,222

Consideration Paid:
Cash	$521,174
Note Payable - Wildman	162,358
Wildman Contingent Earn-Out Liability	2,253,690
$2,937,222

Fair Value of Identifiable Assets Acquired:
Inventory	$91,096
Working Capital	879,486
Intangible - Customer List	2,275,290
$3,245,872

Consideration Paid:
Cash	$1,510,872
Restricted Stock	100,000
G.A.P. Contingent Earn-Out Liability	1,635,000
$3,245,872

Fair Value of Identifiable Assets Acquired:
Inventory	$649,433
Property and Equipment	34,099
Intangible - Customer List	2,253,690
$2,937,222

Consideration Paid:
Cash	$521,174
Note Payable - Wildman	162,358
Wildman Contingent Earn-Out Liability	2,253,690
$2,937,222